Significant Accounting Policies (Details) - Schedule of fair value method for stock options awards - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 2.8	$ 2.5	$ 1.5
Volatility			52.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.02%	0.09%	0.10%
Volatility	58.67%	42.57%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.09%	1.36%	0.50%
Volatility	69.13%	58.49%